Statements of Changes in Consolidated Shareholders' Equity - USD ($) $ in Thousands		Total	Share Capital Ordinary Shares [member]	Premiums Related to Share Capital [member]	Currency Translation Adjustment [member]	Retained Earnings (Deficit) [member]	Income (Loss) [member]	Attributable to Shareholders of Cellectis [member]	Non controlling Interests [member]
Beginning balance at Dec. 31, 2020		$ 308,845	$ 2,785	$ 863,911	$ (4,089)	$ (505,961)	$ (81,074)	$ 275,572	$ 33,273
Beginning balance, shares at Dec. 31, 2020			42,780,186
Statement [Line Items]
Net Loss		(56,956)					(51,787)	(51,787)	(5,169)
Other comprehensive income (loss)		(6,393)			(5,451)	577		(4,874)	(1,519)
Total Comprehensive income (loss)		(63,348)			(5,451)	577	(51,787)	(56,661)	(6,688)
Allocation of prior period loss						(81,074)	81,074
Exercise of stock options Calyxt ,Values		227				146		146	81
Capital Increase Cellectis (ATM)		47,834	$ 146	47,688				47,834
Capital Increase Cellectis (ATM), Shares			2,415,630
Transaction costs (1)	[1]	(910)		(910)				(910)
Transaction with subsidiaries		(1)				(6)		(6)	5
Exercise of share warrants, employee warrants, stock-options and free-shares vesting Cellectis		5,718	$ 16	5,702				5,718
Exercise of share warrants, employee warrants, stock-options and free-shares vesting Cellectis, Shares			265,494
Non-cash stock-based compensation expense		4,020		4,233				4,233	(213)
Other movements		(62)		(34)	(62)	34		(62)
Balance at end of year at Jun. 30, 2021		302,323	$ 2,947	920,591	(9,602)	(586,284)	(51,787)	275,864	26,458
Ending balance, shares at Jun. 30, 2021			45,461,310
Beginning balance at Dec. 31, 2021		236,474	$ 2,945	934,696	(18,021)	(584,129)	(114,197)	221,293	15,181
Beginning balance, shares at Dec. 31, 2021			45,484,310
Statement [Line Items]
Net Loss		(54,211)					(50,858)	(50,858)	(3,352)
Other comprehensive income (loss)		(10,760)			(11,605)	1,218		(10,387)	(373)
Total Comprehensive income (loss)		(64,971)			(11,605)	1,218	(50,858)	(61,246)	(3,725)
Allocation of prior period loss						(114,197)	114,197
Issuance of Calyxt's common stock and exercise of Calyxt's pre-funded warrants (2)	[2]	2,733				1,402		1,402	1,331
Transaction with subsidiaries	[3]					2,152		2,152	(2,152)
Exercise of share warrants, employee warrants, stock-options and free-shares vesting Cellectis		0	$ 1			(1)		0
Exercise of share warrants, employee warrants, stock-options and free-shares vesting Cellectis, Shares			26,500
Non-cash stock-based compensation expense		6,285		5,331				5,331	954
Other movements	[4]			(372,744)		372,744
Balance at end of year at Jun. 30, 2022		$ 180,522	$ 2,946	$ 567,284	$ (29,626)	$ (320,812)	$ (50,858)	$ 168,933	$ 11,588
Ending balance, shares at Jun. 30, 2022			45,510,810

[1]	These costs correspond to the issuance costs related to the At-The-Market (“ATM”) financing program and were recorded as a reduction of share premium, in anticipation of share issuances that occurred in April 2021.
[2]	On February 23, 2022, Calyxt completed a follow-on offering, in which it issued 3,880,000 shares of its common stock, pre-funded warrants to purchase up to 3,880,000 shares of its common stock, and common warrants to purchase up to 7,760,000 shares of its common stock. The aggregate offering price for each share of common stock and accompanying common warrant was $1.41. The aggregate offering price for each pre-funded warrant and accompanying common warrant was $1.4099. In the aggregate, Calyxt received net proceeds of $10.0 million, after deducting approximately $0.9 million of underwriting discounts and estimated other offering expenses.The Pre-Funded Warrants have been classified as a liability measured at fair value through profit and loss in the Company’s consolidated balance sheet until their exercise in full on May 4, 2022, and subsequently settled with the counterparty in common stock. At the exercise date, the fair value of the Pre-Funded Warrants amounted to $1.6 million.The issuance of common stock and pre-funded warrants generates a $2.7 million of impact on equity.
[3]	Transaction with subsidiaries during the first six months of 2022 correspond to the reduction in the Group’s percentage of interest in Calyxt from 61.8% at December 31, 2021 to 51.3% at June 30, 2022, without a change in the consolidation method.
[4]	During the annual shareholders meeting of June 28, 2022, the shareholders, in accordance with French Law, approved the absorption of $372.7 million of retain earnings into share premium. This transaction has no impact on the total equity, comprehensive income (loss), assets (including cash) nor liabilities.